Risk/Return Detail Data - FidelitySustainableLowDurationBondFund-AMCIZPRO	Oct. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Salem Street Trust
FidelitySustainableLowDurationBondFund-AMCIZPRO | Fidelity Sustainable Low Duration Bond Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Sustainable Low Duration Bond Fund /Fidelity Advisor® Sustainable Low Duration Bond Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Sustainable Low Duration Bond Fund seeks to obtain a high level of current income consistent with preservation of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 250,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 39 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 67 % of the average value of its portfolio.
Portfolio Turnover, Rate	67.00%
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 250,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 39 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]	$ 250,000
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have positive environmental, social and governance (ESG) characteristics and repurchase agreements for those securities. Evaluating each security in which the fund invests using both a traditional bond credit, structure and relative value analysis and a consideration of the Adviser's judgment about the security's ESG characteristics. When assessing a security's ESG characteristics and its eligibility for purchase, the Adviser considers the following, where available: (i) the sustainability practices of the security's issuer or sponsor, as applicable (each, an "issuer"), based on an evaluation of such issuer's individual ESG profile; (ii) ESG factors related to the security's underlying pool of assets; and (iii) any third-party designation as a green, sustainable or sustainability-linked bond. A security's positive ESG characteristics can be determined under any of those three factors. Using the Adviser's proprietary ESG ratings process to evaluate the current state of an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provide a qualitative forward-looking assessment of an issuer's sustainability outlook provided by the Adviser's fundamental research analysts and ESG team. The Adviser's ESG ratings of issuers are derived from multiple factors, including an issuer's environmental profile, which may include, but is not limited to, carbon and toxic emissions, water management, waste management, vulnerability to the physical impacts of climate change, and research and investment into products, services, and energies that reduce emissions and/or provide opportunities to transition to less carbon-intensive products or operations. An assessment of an issuer's social profile includes, but is not limited to, its approach to diversity and inclusion, human capital management, data privacy, product safety and human rights. With respect to governance, the independence and diversity of an issuer's board, its compensation practices and board oversight of critical ESG issues are considered as part of the assessment. These factors are weighted based on how material the Adviser believes each factor is to an issuer's financial outlook, and not all factors may be applicable to all issuers. Issuers with an above average ESG rating as determined by the Adviser are considered to have positive ESG characteristics and well-managed ESG risks. Investing in debt securities of issuers that the Adviser believes deliver tangible environmental or social impact through core business operations. An assessment of the impact characteristics of an issuer may involve corporate engagement and an analysis of issuer alignment with the United Nations Sustainable Development Goals using qualitative analysis as well as proprietary or third-party data. For example, issuers that provide access to clean water, education, or clean energy through their core business may be considered to deliver tangible impact. When evaluating securitized debt securities (including mortgage-backed securities, commercial mortgage-backed securities, and other asset-backed securities), generally considering the issuer's ESG rating along with ESG factors related to the underlying pool of assets, such as energy efficiency and environmental impact of the underlying assets; providing access to affordable housing or opportunities for first time home ownership; and compliance with fair lending laws. In addition to its focus on debt securities with positive ESG characteristics, analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Normally maintaining a duration of 1 year or less. Managing the fund to have similar overall interest rate risk to the Bloomberg US Treasury Bill: 6-9 Months Index. Normally maintaining a dollar-weighted average maturity of two years or less. Allocating assets across different market sectors and maturities. Investing more than 25% of total assets in the financial services industries. Investing in domestic and foreign issuers. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure. Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus . Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	4.01%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	1.70%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2023
Lowest Quarterly Return	0.94%
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySustainableLowDurationBondFund-AMCIZPRO | Fidelity Sustainable Low Duration Bond Fund | Fidelity Advisor Sustainable Low Duration Bond Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	1.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.20%
Distribution and/or Service (12b-1) fees	0.15%
Other expenses	0.10%
Total annual operating expenses	0.45%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	0.45%
Expenses Deferred Charges [Text Block]	Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor ® 401(k) Retirement Plan.
1 year	$ 195
3 years	292
5 years	398
10 years	708
1 Year	195
3 Years	292
5 Years	398
10 Years	$ 708
Annual Return, Inception Date	Apr. 13, 2022
2023	5.05%
FidelitySustainableLowDurationBondFund-AMCIZPRO | Fidelity Sustainable Low Duration Bond Fund | Fidelity Advisor Sustainable Low Duration Bond Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	1.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[2]
Management fee	0.20%
Distribution and/or Service (12b-1) fees	0.15%
Other expenses	0.08%
Total annual operating expenses	0.43%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	0.43%
Expenses Deferred Charges [Text Block]	Purchases of $250,000 or more will not be subject to a front-end sales charge but may be subject to a 0.25% CDSC if a finder's fee is paid at the time the shares are purchased.
1 year	$ 193
3 years	286
5 years	387
10 years	684
1 Year	193
3 Years	286
5 Years	387
10 Years	$ 684
Annual Return, Inception Date	Apr. 13, 2022
FidelitySustainableLowDurationBondFund-AMCIZPRO | Fidelity Sustainable Low Duration Bond Fund | Fidelity Advisor Sustainable Low Duration Bond Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[3]
Management fee	0.20%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.08%
Total annual operating expenses	1.28%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	1.28%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 230
3 years	406
5 years	702
10 years	1,316
1 Year	130
3 Years	406
5 Years	702
10 Years	$ 1,316
Annual Return, Inception Date	Apr. 13, 2022
FidelitySustainableLowDurationBondFund-AMCIZPRO | Fidelity Sustainable Low Duration Bond Fund | Fidelity Advisor Sustainable Low Duration Bond Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.32%
Fee waiver and/or expense reimbursement	0.07%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.25%
1 year	$ 26
3 years	93
5 years	170
10 years	396
1 Year	26
3 Years	93
5 Years	170
10 Years	$ 396
Annual Return, Inception Date	Apr. 13, 2022
FidelitySustainableLowDurationBondFund-AMCIZPRO | Fidelity Sustainable Low Duration Bond Fund | Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%
Total annual operating expenses	0.25%
Fee waiver and/or expense reimbursement	0.05%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.20%
1 year	$ 20
3 years	74
5 years	134
10 years	311
1 Year	20
3 Years	74
5 Years	134
10 Years	$ 311
Annual Return, Inception Date	Apr. 13, 2022
FidelitySustainableLowDurationBondFund-AMCIZPRO | Fidelity Sustainable Low Duration Bond Fund | Return Before Taxes | Fidelity Advisor Sustainable Low Duration Bond Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	3.47%
Since Inception	2.46%	[5]
FidelitySustainableLowDurationBondFund-AMCIZPRO | Fidelity Sustainable Low Duration Bond Fund | Return Before Taxes | Fidelity Advisor Sustainable Low Duration Bond Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	3.50%
Since Inception	2.48%	[6]
FidelitySustainableLowDurationBondFund-AMCIZPRO | Fidelity Sustainable Low Duration Bond Fund | Return Before Taxes | Fidelity Advisor Sustainable Low Duration Bond Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	3.19%
Since Inception	2.48%	[7]
FidelitySustainableLowDurationBondFund-AMCIZPRO | Fidelity Sustainable Low Duration Bond Fund | Return Before Taxes | Fidelity Advisor Sustainable Low Duration Bond Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	5.27%
Since Inception	3.56%	[8]
FidelitySustainableLowDurationBondFund-AMCIZPRO | Fidelity Sustainable Low Duration Bond Fund | Return Before Taxes | Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	5.32%
Since Inception	3.61%	[9]
FidelitySustainableLowDurationBondFund-AMCIZPRO | Fidelity Sustainable Low Duration Bond Fund | After Taxes on Distributions | Fidelity Advisor Sustainable Low Duration Bond Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	2.12%
Since Inception	1.45%	[5]
FidelitySustainableLowDurationBondFund-AMCIZPRO | Fidelity Sustainable Low Duration Bond Fund | After Taxes on Distributions and Sales | Fidelity Advisor Sustainable Low Duration Bond Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	2.05%
Since Inception	1.45%	[5]
FidelitySustainableLowDurationBondFund-AMCIZPRO | Fidelity Sustainable Low Duration Bond Fund | IXXXY
Risk/Return:
Label	Bloomberg US Treasury Bill: 6-9 Months Index
Past 1 year	4.59%
Since Inception	2.90%
FidelitySustainableLowDurationBondFund-AMCIZPRO | Fidelity Sustainable Low Duration Bond Fund | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	5.53%
Since Inception	(0.15%)

[1]
A Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor ® 401(k) Retirement Plan.

[2]	B Purchases of $250,000 or more will not be subject to a front-end sales charge but may be subject to a 0.25% CDSC if a finder's fee is paid at the time the shares are purchased.
[3]	C On Class C shares redeemed less than one year after purchase.
[4]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class I and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0. 25% and 0.20% (the Expense Caps). If at any time during the current fiscal year expenses for Class I or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through December 31, 2025 . FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

[5]	A From April 13, 2022 .
[6]	B From April 13, 2022 .
[7]	C From April 13, 2022 .
[8]	D From April 13, 2022 .
[9]	E From April 13, 2022 .